UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan
 (Exact name of registrant as specified in charter)

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally
Timothy Partners, Ltd.
105 Maitland Center Commons
Maitland, FL 32751
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44
U.S.C. § 3507.

Item 1. Schedule of Investments.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MUTUAL FUNDS (A) - 99.72%
number of shares		market value

242,599	Timothy Aggressive Growth Fund *	$1,254,239
606,038	Timothy Defensive Strategies Fund	6,333,093
1,239,606	Timothy Fixed Income Fund	12,606,789
473,884	Timothy High Yield Bond Fund	4,208,086
545,157	Timothy International Fund	4,263,128
845,073	Timothy Large/Mid Cap Growth Fund *	5,028,183
545,111	Timothy Large/Mid Cap Value Fund	6,306,941
181,061	Timothy Small Cap Value Fund *	2,078,584

	Total Mutual Funds (cost $41,388,685)	42,079,043

SHORT TERM INVESTMENTS - 0.13%
number of shares		market value

53,821	Fidelity Institutional Money Market Portfolio, 0.16% (B)	53,821

	Total Short-Term Investments (cost $53,821)	53,821

	Total Investments (cost $41,442,506) - 99.85%	$42,132,864

	OTHER ASSETS LESS LIABILITIES - 0.15%	62,408

	Net Assets - 100.00%	$42,195,272

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.
	(B) Variable rate security; the rate shown represents the yield at March 31, 2010.

	The following information for the Fund is presented on an income tax basis as of March 31, 2010.

	Gross Unrealized Appreciation	$1,327,033
	Gross Unrealized Depreciation	(636,675)
	Net Unrealized Appreciation (Depreciation)	$690,358

	Cost of Investments	$41,442,506

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of March 31, 2010 - (Unaudited)

MUTUAL FUNDS (A) - 100.48%
number of shares		market value

283,881	Timothy Aggressive Growth Fund *	$1,467,666
178,440	Timothy Defensive Strategies Fund	1,864,696
209,666	Timothy High Yield Bond Fund	1,861,833
610,087	Timothy International Fund	4,770,879
646,031	Timothy Large/Mid Cap Growth Fund *	3,843,883
333,516	Timothy Large/Mid Cap Value Fund	3,858,787
126,925	Timothy Small Cap Value Fund *	1,457,101

	Total Mutual Funds (cost $21,163,023)	19,124,845

	Total Investments (cost $21,163,023) - 100.48%	$19,124,845

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.48)%	(91,352)

	Net Assets - 100.00%	$19,033,493

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.

	The following information for the Fund is presented on an income tax basis as of March 31, 2010.

	Gross Unrealized Appreciation	$154,567
	Gross Unrealized Depreciation	(2,192,745)
	Net Unrealized Appreciation (Depreciation)	$(2,038,178)

	Cost of Investments	$21,163,023

NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2010 - (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

               Note 1 - Unrealized Appreciation (Depreciation)
  At March 31, 2010, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Conservative Growth	$41,442,506	$1,327,033	$(636,675)	$690,358
Strategic Growth	$21,163,023	$154,567	$(2,192,745)	$(2,038,178)

   Note 2 - Security Valuation and Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges.  Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use their best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2010 - (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2010:

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	5/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	5/4/10